Share capital (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of outstanding share capital

		2023		2022
	Quantity	Value	Quantity	Value
	Shares	$	Shares	$
Company’s share capital
Subordinate Voting Shares
Balance – Beginning of year	63,461,608	1,571,801	66,929,432	1,656,314
Exercise of equity-settled share-based payments	1,252,112	30,520	192,919	6,061
Share repurchase under NCIB	(1,350,000)	(33,378)	(3,660,743)	(90,574)
Balance – End of year	63,363,720	1,568,943	63,461,608	1,571,801

Multiple Voting Shares
Balance – Beginning and end of year	76,064,619	400,791	76,064,619	400,791

Total	139,428,339	1,969,734	139,526,227	1,972,592

Schedule of share repurchase liability	The fair value of the share repurchase liability was determined using the Company's quoted share price.

	2023	2022
	$	$
Balance - Beginning of year	—	—
Initial fair value of share repurchase liability	55,471	43,923
Shares repurchased under the ASPP	(56,042)	(36,774)
Change in fair value of share repurchase liability	571	(5,710)
Other	—	(1,439)
Balance - end of year	—	—